Net Loss per Share Attributable to Common Stockholders (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Jan. 31, 2023	Aug. 18, 2022
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred stock liquidation value			$ 35,000
Convertible notes outstanding	$ 5,600
Capital stock in excess	$ 10,000
Issued upon conversion of common stock	801,145
Nonvoting Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock, shares issued	28,230,842	28,230,842		28,230,842
Series A Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred stock liquidation value		$ 35,000	$ 35,000	$ 35,000
Series A Preferred Stock [Member] | Maximum [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred stock, redemption amount				1,461
Series A Preferred Stock [Member] | Minimum [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred stock, redemption amount				$ 1,112